[Outside front cover]

PROSPECTUS
January 1, 2000

The Value Trend Funds

Value Trend
Large Cap Fund
For Investors Seeking Long-Term Growth of Capital

Value Trend
Links Fund
For Investors Seeking Long-Term Growth of Capital

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

The Value Trend Funds
411 West Madison Avenue
El Cajon, CA 92020

Logo

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Table of Contents
The Funds
The Objective of the Large Cap Fund
The Principal Investment Strategies and Policies of the Large Cap Fund
The Objective of the Links Fund
The Principal Investment Strategies and Policies of the Links Fund
The Investment Selection Process Used by the Funds
Risks in General
The Principal Risks of Investing in the Value Trend Large Cap Fund
The Principal Risks of Investing in the Value Trend Links Fund
The Principal Risks of Investing in all Funds
Who Should Invest
Costs of Investing in the Funds
Expense Example
Additional Investment Strategies and Risk Considerations
Who Manages the Funds
The Investment Adviser
How to Buy and Sell Shares
Pricing of Fund Shares
Investing in the Funds
Minimum Investments
Types of Account Ownership
Instructions For Opening and Adding to an Account
Telephone and Wire Transactions
Tax-Deferred Plans
Types of Tax-Deferred Accounts
Automatic Investment Plans
Instructions For Selling Fund Shares
Additional Redemption Information
Shareholder Communications
Dividends and Distributions
Taxes
Trustees and Officers
Other Information	4 4 4 4 5 6 6 7 7 7 8 9 9 10 14 14 15 15 16 16 17 18 19 20 21 22 22 24 26 26 27 28 29
Prospectus 2

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Your Guide
to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Value Trend Funds is appropriate for you. Please read it carefully before investing and keep it on file for future reference. To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Funds, Who Manages the Funds and How to Buy and Sell Shares.
Each section is organized to help you quickly identify the information that you are looking for. The first section, The Funds, tells you four important things about each Fund that you should know before you invest:

* The Fund's investment objective - what each Fund is trying to achieve.

* The principal investment strategies of the Funds - how each Fund tries to meet its investment objective.

* The Funds' method of selecting investments - how the Funds choose their primary investments.

* Risks you should be aware of - the principal risks of investing in the Funds.
The other sections of the Prospectus - Who Manages the Funds and How to Buy and
Sell Shares - provide you with information about each Fund's management, the services and privileges available to you, how we price shares of each Fund and how to buy and sell shares of the Funds.

Prospectus 3

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The Funds

Value Trend Large Cap Fund

The Objective of the Fund

* The Large  Cap Fund seeks long-term growth of capital. The Principal
Investment Strategies and Policies of the Large Cap Fund

The Principal Investment Strategies and Policies of the Large Cap Fund
* The Fund invests primarily in common stocks of well-established, high-quality
US Companies that have a market capitalization of $5 billion or more.

* The Fund invests in companies that may generate income from international markets through their international divisions.

* The Fund's Advisor considers, among other things, consistency of earnings, earnings growth rate, and return on equity when selecting investments.

[Side panel: EACH Fund's daily share price can be found at the Value Trend Web
Page at http://www.valuetrend.com or by calling 1-800-590-0898.]

[Side panel: EACH Fund's objective may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[Side panel: Market capitalization is the most commonly used measure of the size and value of a company. A company's market capitalization is computed by multiplying the current share price by the total number of shares outstanding.]

Value Trend Links Fund

The Objective of the Fund

* The Links Fund seeks long-term growth of capital.

Prospectus  4

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The Principal Investment Strategies
and Policies of the Links Fund

* The Fund invests primarily in companies that
are associated with the golfing industry.  The minimum market capitalization of the stocks in the the Fund is $50 million with no maximum market capitalization.

* Companies that are candidates for the Fund include, but are no limited to companies in the golfing industry, sponsors of major golfing events, companies that produce products for the golfing industry, and real estate investment trust
(REITs) which are involved with golf properties, hotels and housing.
* Companies that are candidates for the Fund may not be directly involved in the golf industry other than as producers of products that are golf related, such as software products, services or information for the golfing industry. These companies may only generate a small portion or their revenues from such business activities.

ALL FUNDS

* The Funds are "non-diversified" portfolios, which means they can invest in fewer securities at any one time than diversified portfolios.

* Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Funds may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent they would had they remained more fully invested in common stocks. As a result, each Fund may not achieve its investment objective.

[Side panel: MUTUAL FUNDS GENERALLY emphasize either "value" or "growth" styles of investing. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects.  Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price.  The Funds invests primarily in companies that the Advisor believes are undervalued and may display greater-than-average growth in revenues and earning.  This type of investment style is a combination of "value" and "growth" investing.]

[Side panel: All mutual funds must elect to be "diversified" or "non-
diversified." As a non-diversified portfolio, each Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of a Fund's total assets at the time of purchase.
As a result, the Funds have the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.]

Prospectus 5

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The Investment Selection Process
Used by the Funds

Value Trend Capital Management, LP, the investment adviser follows a value and growth investment strategy.  Its investment objective is to seek long-term growth of capital by investing primarily in common and preferred stocks and warrants or other rights and convertible securities.

The Adviser uses several approaches in analyzing economic value, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders.  The Adviser also considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to return on equity and price relative to the earnings growth rate.  Once the
Adviser has identified a potential stock for a portfolio, the Adviser will consider it for a Fund based on fundamental analysis.

The Principal Risks of
Investing in the Funds

Risks in General

Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Funds' investments. There is the risk the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Funds. You should consider your own investment goals, time horizon, and risk tolerance before investing in the
Funds. An investment in the Funds may not be appropriate for all investors and is not intended to be a complete investment program.

[Side panel: FUNDAMENTAL VS. TECHNICAL ANALYSIS:  There are two major schools of stock market analysis used in determining  whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price.
The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis"
which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser relies on fundamental analysis in selecting portfolio securities for the Funds.]

Prospectus 6

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The Principal Risks of
Investing in the Value Trend Large Cap Fund
The Large Cap Fund invests primarily in common stocks of well-established, high-quality US Companies that have a market capitalization of $5 billion or more.
In the event that the US economy becomes unstable or large capitalized companies are out of favor, the Value Trend Large Cap Fund share price could fluctuate significantly. In the event that the Large Cap Fund concentrates investments in any one industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Although the Adviser currently believes that investments by the
Fund in certain industries (ie, the technology industry) will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and may expose you to greater than average risk.
The Principal Risks of
Investing in the Value Trend Links Fund
The Links Fund invests primarily in companies that are associated with the golfing industry and therefore is subject to adverse market conditions and/or increased competition affecting companies associated with the golfing industry.  The Links
Fund may invest in companies with relatively small market capitalization.  See
"Small Companies" on page 11.  Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies.
The Principal Risks of
Investing in all Funds
Risks of Investing in Common Stocks
The Funds invest primarily in the common stocks, which subjects the Funds and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.
Prospectus 7

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Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.
Overall stock market risks may also affect the value of the Funds. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Funds' investments may increase or decrease more than the stock markets in general.

Management Risk
Under the management contracts for each Fund, Value Trend Capital Management, LP, assumes the financial responsibility to pay from its management fees the ordinary operating expenses of each Fund.  Because the funds became effective on January 1,
1999, the management fees do not cover all operating expenses.  Ross Provence, the managing general partner of the Adviser has agreed to subsidize the Adviser and the
Funds for a period of three years to cover such operating expenses.
Risk of Non-Diversification
As previously mentioned, the Funds are non-diversified portfolios, which means that they have the ability to take larger positions in a smaller number of securities than a diversified portfolio. Non-diversification increases the risk that the value of the Funds could go down because of the poor performance of a single investment.

Who Should Invest

The Funds may be suitable for you if:

* You are seeking  long-term growth of capital - at least five years.

* You can tolerate greater risks associated with common stock investments.

* You are not looking for current income.

* You characterize your investment temperament as "relatively aggressive."

* You are seeking funds that emphasizes investments in a focused group of common stocks

* You are willing to accept significant fluctuations in share price.

* You are not pursuing a short-term goal or investing emergency reserves.

Performance History

There is no performance information for the Value Trend Funds as they did not have one full year of operation as of the filing of this prospectus.

Prospectus 8

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Costs of Investing in the Funds

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Funds. Annual fund operating expenses are paid out of the assets of the Funds, so their effect is already included in the Fund's daily share price.

[Side panel: The Funds are no-load funds, which means you do not pay any fees when you buy or sell shares of the Funds. As a result, all of your investment goes to work for you.]

Shareholder Fees                                     Large Cap    Links
(fees paid directly from your investment)            Fund         Fund
Sales Charge (Load) Imposed on Purchases             None         None
Deferred Sales Charge (Load)                         None         None
Sales Charge (Load) Imposed on Reinvested Dividends  None         None
Redemption Fee                                       None         None
Exchange Fee                                         None         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                      1.25%        1.35%
12b-1 Distribution Fees                              None         None
Other Expense                                        None         None
Total Annual Fund Operating Expenses                 1.25%        1.35%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assumes that your investment has a 5% annual return each year and that the Funds' operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Shareholder transaction expenses

                     One Year    Three Years  Five Years  Ten Years
Your costs:

Large Cap Fund         $127         $397         $686       $1,511

Links Fund             $137         $428         $739       $1,624

[Side panel: UNDERSTANDING EXPENSES:
Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services.
These expenses are paid from the Fund's assets in the form of a management fee.
Their effect is already factored into the Fund's daily share price and returns.]

Prospectus 9

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Additional Investment Strategies
and Risk Considerations

General

The Funds invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Common Stocks and
Other Equity Securities

Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities convertible for or convertible into common stocks (e.g.
warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment.  Therefore, the value of your investment in a Fund may sometimes decrease instead of increase.  The Links Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices.  See "Small
Companies" below.

The Links Fund investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.  Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease.
The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Portfolio Turnover

The Funds generally purchases securities for long-term investment although, to a limited extent, the Funds may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. It is not possible to predict the Funds' portfolio turnover rates with certainty. Value Trend Capital Management, LP has indicated, however, that it does not expect that the annual portfolio turnover rate of the
Fund(s) it manages would normally exceed the following rates: 50% for the Large
Cap Fund and 75% for the Links Fund.   Any Fund's portfolio turnover rate in any
year could be significantly higher or lower than these estimates.

Prospectus 10

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* Higher levels of portfolio turnover may result in higher transactions costs and higher levels of realized capital gains.

* Tax Efficiency Value Trend Capital Management, LP, will make a concentrated effort to manage the Funds in a tax efficient manner.  There is no assurance that this objective can be obtained. The information under Portfolio Turnover may be affected by the Adviser's ability to execute this policy.

Small Companies

The Links Fund may invest in companies with relatively small market capitalization.  See "The Funds" above.  Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Repurchase Agreements

Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement.
Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

Loans of Securities

The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrow

Propestus 11

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er who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-fourth of its net assets.  A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities of decline in the value of the collateral.

Options

The Funds may write (i.e. sell) covered call and put options and purchase put and call options on securities that are traded on United States listed markets.
The value of the underlying securities on which the options may be written at any one time will not exceed 15% of the Fund's total assets.  The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase. The risks associated with options are that the option does not follow the price movement of the underlying security. Moreover, gains and losses depend on the investment adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors.

Short Sales Against The Box

Each Fund may sell short securities the Fund owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position.  However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position.  Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. The Trust does not currently expect that more than 20% of any
Fund's total assets would be involved in short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

Real Estate Investment Trusts

The Links Fund may invest up to 25% of assets in shares of real estate investment trusts ("REITs").  REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the federal Internal Revenue Code (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.  REITs can generally be classified as Equity REITs, Mortgage REITs, and

Prospectus 12

Hybrid REITs.  Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.
Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Links Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its option to purchase securities of companies in the real estate industry.  These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend.  Further, Equity REITs and
Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity
REITs and Mortgage REITs could possibly fail to qualify for tax free pass-
through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Links Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, housing REITs, golf property REITs, etc., and are therefore subject to the risks associated with adverse developments in the respective sectors.

Prospecrtus 13

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Who Manages the Funds

The Investment Adviser

Value Trend Capital Management, LP, is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by Value Trend Capital Management, LP, under the general oversight of the Board of Trustees.

Value Trend Capital Management, LP, was organized in 1995 and has been managing investment accounts and money since that time.  The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations, and has been managing the Value Trend Funds since their inception in January of
1999. The address of Value Trend Capital Management, LP, is 411 West Madison
Avenue, El Cajon, Ca 92020.  The General Partners of Value Trend Capital
Management, LP, are Ross C. Provence and Jeffrey R. Provence who also act as
Trustees to the Trust.  Each owns 50% and therefore are regarded to control
Value Trend Capital Management, LP, for purposes of the 1940 Act.

Value Trend Capital Management, LP, manages the investment portfolio of each
Fund, subject to policies adopted by the Trust's Board of Trustees. Under the
Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Funds.
Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of
Value Trend. For its services, the Adviser receives a fee of 1.25% per year of the average daily net assets of the Value Trend Large Cap Fund and 1.35% per year of the average daily net assets of the Value Trend Links Fund.

Prospectus 14

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How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value
("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

The NAV is generally calculated as of the close of trading on the New York Stock
Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's
Transfer Agent, Mutual Shareholder Services. Your order must be placed with the
Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

Prospectus 15


Investing in the Funds

You may purchase shares directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application.
(To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-800-590-0898 or visit our website at www.valuetrend.com to download an application. Your initial investment minimum can be found in the table below. The Funds  reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL
INSTITUTIONS:
If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Minimum Investments
                              Initial        Additional
Regular Account                $1,000           $50
Automatic Investment Plan        $250           $50*
IRA Account                      $250           $50
Education IRA                    $250           $50
*An Automatic Investment Plan requires a $50 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S.
banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the
Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or Funds agent) have the

Prospectus 16


authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the
Funds.  Your investment in the Funds should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading.  The Funds also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder
Account Application:

* Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

* A Gift or Transfer to Minor (UGMA or UTMA) An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

* Trust
An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

* Business Accounts
Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partner ship.

* IRA Accounts
  See "Tax-Deferred Plans" on page 20.

Prospecuts 17


Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

By Mail                                 By Mail

Complete and sign the Shareholder       Complete the investment slip that is
Application or an IRA Application       included with your account statement,
                                        and write your account number on
Make your check payable to              your check. If you no longer have
Value Trend Funds                       your investment slip, please reference
*  For IRA accounts, please specify     your name, account number, and
   the year for which the contribution  address on your check.
   is made.

Mail your application and check to:     Mail the slip and the check to:

Value Trend Funds                       Value Trend Funds
c/o Mutual Shareholder Services         c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 1005      1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114                   Cleveland, Ohio 44114

By overnight courier, send to:

Value Trend Funds
c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114

Prospectus 18


TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

By Wire                                 By Wire

Call 1-800-590-0898 for instructions    Send your investment to Fifth Third
and to obtain an investor account       Bank, N.A. by following the instruc-
number an IRA account number prior      tions listed in the column to the left.
to wiring the funds.

Send your investment to Fifth Third Bank, N.A.
with these instructions:
* Fifth Third Bank, N.A.
* ABA#: 042000314
* For credit to Value Trend Funds
* A/C#: 71575856
* For further credit to:
  Your account number
  Your name
  Your SSN or TIN
  Select Fund

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and its Transfer
Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, then neither the Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.  In any instance where the Funds'
Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

Prospectus 19


If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you.
The account number must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receives a properly completed and executed account application.

Shares  purchased  by  wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided  in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received  by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-
deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described on the following page and the Education IRA. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Fifth Third Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds. You may pay the fee by check or have it automatically deducted from your account (usually in December).
The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Prospectus 20


Types of Tax-Deferred Accounts

* Traditional IRA
An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

* Roth IRA
An IRA with non-deductible contributions, tax-free growth of assets, and tax-
free distributions for qualified distributions.

* Spousal IRA
An IRA funded by a working spouse in the name of a non-earning spouse.

* Education IRA
This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of eighteen.

* SEP-IRA
An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

* Keogh or Profit Sharing Plans
These plans allow corporations, partnerships and individuals who are self-
employed to make tax-deductible contributions of up to $30,000 for each person covered by the plans.

* 403(b) Plans
An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax- deferred account.

* 401(k) Plans
Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Prospectus 21


Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($50 minimum per purchase) in the Funds from your bank or savings account. Your initial investment minimum is $250 if you select this option. Shares of the Funds may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Funds.

FOR INVESTING

Automatic Investment Plan               Payroll Direct Deposit Plan

For making automatic investments        For making automatic investments from a
designated bank account.                from your payroll check.

Dividend Reinvestment

All income dividends and capital gains dis-
tributions will be automatically reinvested
in shares of the Funds unless you indicate
otherwise on the account application or in
writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock
Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent.
The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The
Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect each Fund and its shareholders from loss.  If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

Prospectus 22


TO SELL SHARES

By Mail

Write a letter of instruction that includes:
* The names(s) and signature(s) of all account owners.
* Your account number.
* The dollar or share amount you want to sell.
* Where to send the proceeds.
* If redeeming from your IRA, please note applicable withholding requirements.
* Obtain a signature guarantee or other documentation, if required.

Mail your request to:                   By overnight courier, send to:

Value Trend Funds                       Value Trend Funds
c/o Mutual Shareholder Services         c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 1005      1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114                   Cleveland, Ohio 44114

By Telephone

* You will automatically be granted     * You will not be able to redeem by
  telephone redemption privileges         telephone and have a check sent to
  unless you decline them in writing      your address of record for a period of
  or indicate on the appropriate sec-     15 days following an address change.
  tion of the account application that
  you decline this option. Otherwise,   * Unless you decline telephone
  you may redeem Fund shares by           privileges in writing or on your
  calling 1-800-590-0898. Redemption      account application, as long as the
  proceeds will only be mailed to your    Funds takes reasonable measures to
  address of record.                      verify the order, you may be respon-
                                          sible for any fraudulent telephone
                                          order.

* You may only redeem a maximum of
  $25,000 per day by telephone.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.  1-800-590-0898.

Prospectus 23


Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud.
A signature guarantee of each owner is required to redeem shares in the following situations:

* If you change ownership on your account.

* If you request the redemption proceeds to be sent to a different address than that registered on the account.

* If the proceeds are to be made payable to someone other than the account's owner(s).

* If a change of address request has been received by the Transfer Agent within the last 15 days.

* If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Funds reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-800-590-0898.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-590-
0898 to determine what additional documents are required.

[Side panel: WHAT IS A REDEMPTION?
A redemption is a sale by you to the Funds of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND:
The Fund intends to make payments for all redemptions in cash, however, if the
Funds believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser
(under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares.]

Prospectus 24


Address Changes

To change the address on your account, call the Transfer Agent at 1-800-590-0898 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-800-590-0898 to determine what additional documents are required.

Redemption Initiated by the Funds

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance falls below $1,000. After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $1,000 after 60 days, the Funds may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-
sheltered investment accounts. The right of redemption by the Funds will not apply if the value of your account balance falls below $1,000 because of market performance. The Funds reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds.

Prospectus 25


Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

Dividends and Distributions

The Funds intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash. Dividends and distributions from the Funds are automatically reinvested in the Funds, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-800-590-0898 or send a written notification to Value Trend Funds, c/o Mutual Shareholder Services 1301 East
Ninth Street, Suite 1005 Cleveland, Ohio 44114.

[Side panel: WHAT IS A DISTRIBUTION?
As a shareholder, you are entitled to your share of a Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that a Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when a Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether a Fund held the securities for less than or more than one year.]

[Side panel: WHEN A  FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

Prospectus 26


Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by a
Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by a Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of a Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

A Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Funds.

[Side panel: "Buying a Dividend"
If you purchase shares of a Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as "buying a dividend." In order to avoid paying unnecessary taxes as a result of the distribution, check the Funds'
distribution schedule before you invest.]

Prospectus 27


Trustees and Officers

The trustees and officers of the Trust and their principal business activities during the past five years are:

Name, Position(s) with Trust   Principal Occupations(s) during Past Five
and Age at January 1, 2000     Years

Ross C. Provence * (61)        Portfolio Manager of the Funds.  General Partner
411 West Madison Avenue        and Portfolio Manager for Value Trend Capital
El Cajon, California 92020     Management, LP, (1995-current).  Estate plan
Trustee of the Trust           ning attorney (1963-current).
President of the Trust

Bradley J. DeHaven * (33)      Owner of De Haven Enterprises (1991-current).
5473 Hewlett Drive             Computer consultant and CEO of Tech-Solutions
San Diego, California 92115    (1990-1996).
Trustee of the Trust
Vice President of the Trust

Jeffrey R. Provence * (30)     Portfolio Manager of the Funds.  General Partner
411 West Madison Avenue        and Portfolio Manager for Value Trend Capital
El Cajon, California 92020     Management, LP, (1995-current).  Computer con
Trustee of the Trust           sultant and CFO for Tech-Solutions (1992-
Treasurer and Secretary of the 1995).  Partner of Investment Property
Trust                          Resources (1989-1992).

Thomas H. Addis III (54)       Vice President of Golf Development, Full Swing
11413 West Bernardo Court      Golf, Inc. (1999 to current). Senior Vice
President San Diego, CA 92127  of Booth Creek Golf (1998-1999).  Director of
Trustee of the Trust           golf at Singing Hill Golf Resort (1967-1998).
                               President of Professional Golfers Association
                               of America (1995-1996).  Honorary President
                               of Professional Golfers Association of
                               America (1997-1998).

George Cossolias, CPA (64)     Owner of George Cossolias & Company, CPAs 9455
Ridgehave Court, Suite 101     (1972 to current).  President of  Lubrication
San Diego, CA 92123            Specialists, Inc. (1996 to current).  Management
                               Trustee of San Diego Cement Masons Pension
                               Trust (1985 to current).

Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser are indicated by an asterisk (*).

Prospectus 28


OTHER INFORMATION

The following parties provide the Funds with administrative and other services.

Custodian
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Transfer Agent
Mutual Shareholder Services, LLC
1301 East Ninth Street, 1005
Cleveland, OH 44114

For More Information
1-800-590-0898

No dealer, salesman, or other person has been authorized to give any information or to make any  representations,  other than those contained in this Prospectus, and, if given or made,  such other  information or  representations  must not be relied upon as having  been  authorized  by the Funds  or the  Adviser.  This
Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 29


[Back cover page]

VALUE TREND FUNDS

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-800-590-0898.
You will also find more information about the Value Trend Funds in the following documents:

Annual Report
Our annual report lists the holdings of each Fund, describe the Funds'
performance, includes financial statements for each Fund, and discusses the market conditions and strategies that significantly affected each Fund's performance.

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Funds, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS

1.  Call or write for one, and a copy will be sent without charge.
Value Trend Funds
411 West Madison Avenue
El Cajon, CA 92020
1-800-590-0898

2.  Call or write to the Public Reference Section of the Securities and Exchange
Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also visit the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling the number below.

Public Reference Section of the SEC
Washington D.C. 20549-6009
1-202-942-8090

3.  Go to the SEC's website (www.sec.gov) and download a text-only version.

VALUE TREND FUNDS             SEC file number 811-09041

Prospectus 30